SCHEDULE OF SHORT TERM LOANS (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Short term debt	$ 1,587,680	$ 1,628,048
October 27, 2020 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Interest rate	2.25%
Short term debt	$ 627,881	642,228
January 19, 2021 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Interest rate	2.25%
Short term debt	$ 297,203	314,692
May 5, 2021 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Interest rate	2.25%
Short term debt	$ 126,477	128,446
May 6, 2021 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Interest rate	2.25%
Short term debt	$ 154,915	157,346
May 10, 2022 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Interest rate	2.25%
Short term debt	$ 381,204	$ 385,336